Organization (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Company's Subsidiaries and VIE

As of December 31, 2018, the Company’s subsidiaries and VIE are as follows:

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries
Cango Group Limited (“Cango HK”)	October 31, 2017	Hong Kong (“HK”)	100%	Investment holding

Express Group Development Limited (“Express Limited”)	June 30, 2016	HK	100%	Investment holding

Can Gu Long (Shanghai) Information Technology Consultation Service Co., Ltd. (“Cangulong” or Wholly Foreign Owned Enterprise “WFOE”)	January 25, 2018	PRC	100%	Investment holding

VIE
Shanghai Cango Investment and Management Consultation Service Co., Ltd. (“Shanghai Cango”)	August 30, 2010	PRC	Nil	Provision of automotive financing facilitation, automotive transaction facilitation and aftermarket service facilitation.

Consolidated VIE [Member]
Condensed Balance Sheets

The table sets forth the assets and liabilities of the VIE’s included in the Company’s consolidated balance sheets:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Cash and cash equivalents	803,270,815	1,364,431,913	198,448,391
Restricted cash	10,060,360	10,129,155	1,473,224
Short-term investments	62,380,000	264,515,717	38,472,215
Accounts receivable, net	85,595,207	86,513,830	12,582,915
Financing receivables, net	832,052	5,420,616	788,396
Finance leasing receivable - current, net	—	1,123,703,618	163,435,913
Short-term amounts due from related parties	1,253,833	—	—
Prepaid expenses and other current assets	144,858,222	51,615,114	7,507,107

Total current assets	1,108,250,489	2,906,329,963	422,708,161

Restricted cash	319,352,347	668,627,618	97,247,854
Long-term investments	191,002,602	292,099,059	42,484,046
Equity method investments	165,659,951	1,448,416	210,663
Goodwill	—	109,028,947	15,857,603
Property and equipment, net	9,751,738	18,286,218	2,659,620
Intangible assets	1,701,770	1,693,407	246,296
Deferred tax assets	67,774,187	100,194,993	14,572,757
Long-term amounts due from related parties	122,383,094	—	—
Finance lease receivables - non-current, net	—	1,282,457,409	186,525,694
Other non-current assets	10,991,399	36,687,583	5,335,988

Total non-current assets	888,617,088	2,510,523,650	365,140,521

Total assets	1,996,867,577	5,416,853,613	787,848,682

Short-term debts	—	660,000,000	95,993,020
Long-term debts - current	—	467,194,051	67,950,556
Accrued expenses and other current liabilities	328,522,735	211,457,982	30,755,288
Short-term amounts due to related parties	5,525,000	—	—
Risk assurance liabilities	129,935,457	173,210,363	25,192,402
Income tax payable	62,320,855	53,517,717	7,783,829

Total current liabilities	526,304,047	1,565,380,113	227,675,095

Long-term debts	175,000,000	472,793,340	68,764,939
Other non-current liabilities	35,555,908	7,599,404	1,105,290

Total non-current liabilities	210,555,908	480,392,744	69,870,229

Total liabilities	736,859,955	2,045,772,857	297,545,324

Condensed Statements of Comprehensive Income

The table sets forth the results of operations of the VIE included in the Company’s consolidated statements of comprehensive income:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Revenues	434,279,994	1,052,203,719	1,091,431,610	158,742,144
Net income	133,481,062	349,057,432	298,973,421	43,483,881

Condensed Statements of Cash Flows

The table sets forth the cash flows of the VIE included in the Company’s consolidated statements of cash flows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Net cash provided by operating activities	83,026,593	589,303,416	129,762,525	18,873,176
Net cash used in investing activities	(272,038,829)	(162,905,838)	(1,474,496,320)	(214,456,595)
Net cash provided by financing activities	187,146,514	685,689,204	2,253,082,674	327,697,284

Consolidated Trust [Member]
Condensed Balance Sheets

The table sets forth the assets and liabilities of the consolidated trusts included in the Company’s consolidated balance sheets:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Total non-current assets	141,534,200	141,534,200	20,585,296
Total non-current liabilities	125,000,000	125,000,000	18,180,496

Parent Company [Member]
Condensed Balance Sheets

Condensed balance sheets

	As of December 31,
	2017	2018
	RMB	RMB	US$
ASSETS

Current assets

Cash and cash equivalents	—	870,524,651	126,612,559
Short-term amounts due from related parties	—	1,076,006,991	156,498,726
Other current assets	—	2,370,382	344,758

Total Current assets	—	1,948,902,024	283,456,043

Non-current assets

Investments in subsidiaries, VIE and VIE’s subsidiaries	1,260,007,622	3,302,870,133	480,382,535

Total non-current assets	1,260,007,622	3,302,870,133	480,382,535

Total assets	1,260,007,622	5,251,772,157	763,838,578

LIABILITY

Total liability	—	—	—

Mezzanine equity

Redeemable Convertible Preferred Shares
Series A-1 (US$0.0001 par value; 53,431,125 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	1,501,153,698	—	—
Series A-3 (US$0.0001 par value; 10,308,663 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	307,816,408	—	—
Series B (US$0.0001 par value; 61,942,726 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	2,132,875,970	—	—

Total mezzanine equity	3,941,846,076	—	—

	As of December 31,
	2017	2018
	RMB	RMB	US$
Shareholders’ (deficit) equity

Ordinary shares(US$0.0001 par value; 372,138,271 and nil shares authorized as of December 31, 2017 and 2018, respectively; 124,969,987 and nil shares issued and outstanding as of December 31, 2017 and 2018, respectively)	83,145	—	—
Class A Ordinary shares (par value of US$0.0001 per share; nil and 420,674,280 shares authorized as of December 31, 2017 and 2018, respectively; nil and 223,484,172 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	—	151,482	22,032
Class B Ordinary shares (par value of US$0.0001 per share; nil and 79,325,720 shares authorized as of December 31, 2017 and 2018, respectively; nil and 79,325,720 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	—	52,778	7,676
Series A-2 preferred shares (US$0.0001 par value; 2,179,215 and nil shares authorized and outstanding as of December 31, 2017 and 2018, respectively)	1,450	—	—
Additional paid-in capital	4,100,000	4,444,078,463	646,364,404
Accumulated other comprehensive (loss) income	(398,698)	109,452,996	15,919,278
(Accumulated deficit) retained earnings	(2,685,624,351)	698,036,438	101,525,188

Total shareholders’ (deficit) equity	(2,681,838,454)	5,251,772,157	763,838,578

TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT) EQUITY	1,260,007,622	5,251,772,157	763,838,578

Condensed Statements of Comprehensive Income

Condensed statements of comprehensive income

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
General and administrative	—	—	(6,896,907)	(1,003,114)
Interest Income	—	—	12,949,945	1,883,491
Income from equity method investments	128,905,984	341,009,811	296,639,027	43,144,358

Net income before income taxes	128,905,984	341,009,811	302,692,065	44,024,735

Income tax expense	—	—	—	—

Net income	128,905,984	341,009,811	302,692,065	44,024,735

Other comprehensive (loss) income, net of tax	—	(398,698)	109,851,694	15,977,266

Total comprehensive income, net of tax	128,905,984	340,611,113	412,543,759	60,002,001

Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Net income	128,905,984	341,009,811	302,692,065	44,024,735

Share of profit in subsidiaries, VIE and VIE’s subsidiaries	(128,905,984)	(341,009,811)	(296,639,027)	(43,144,358)

Changes in operating assets and liabilities:
Net cash provided by (used in) operating activities	—	—	3,682,656	535,620
Net cash provided by (used in) investing activities	—	—	(2,818,225,871)	(409,893,953)
Net cash provided by (used in) financing activities	—	—	3,576,481,519	520,177,663
Effect of exchange rate changes on cash and cash equivalents and restricted cash	—	—	108,586,347	15,793,229
Net increase (decrease) in cash and cash equivalents and restricted cash	—	—	870,524,651	126,612,559

Cash and cash equivalents and restricted cash at beginning of the year	—	—	—	—

Cash and cash equivalents and restricted cash at end of the year	—	—	870,524,651	126,612,559